As filed with the Securities and Exchange Commission on August 31, 2006

                                                     Registration Nos. 333-49000
                                                                    and 811-9080

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-6
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      Pre- Effective Amendment          [ ]
                     Post-Effective Amendment No. 7     [X]
                                       and

             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY [ ]
                                   ACT OF 1940
                         Amendment No. 20            [X]

                 KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
                 ===============================================
                           (Exact Name of Registrant)

                       KANSAS CITY LIFE INSURANCE COMPANY
                       ----------------------------------
                               (Name of Depositor)

                 3520 Broadway, Kansas City, Missouri 64111-2565
                 -----------------------------------------------
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, including Area Code:
               --------------------------------------------------
                                 (816) 753-7000

Name and Address of Agent for Service:                      Copy to:

       William A. Schalekamp                            W. Thomas Conner
 Kansas City Life Insurance Company              Sutherland Asbill & Brennan LLP
           3520 Broadway                         1275 Pennsylvania Avenue, N.W.
  Kansas City, Missouri 64111-2565                 Washington, DC 20004-2415

It is proposed that this filing will become effective:
   [ ] Immediately upon filing pursuant to paragraph (b) of Rule 485
   [ ] On (date), pursuant to paragraph (b) of Rule 485
   [X] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
   [ ] On (date) pursuant to paragraph (a)(1) of Rule 485

                      Title of securities being registered:
               Flexible Premium Variable Life Insurance Contracts

                      SUPPLEMENT DATED OCTOBER 30, 2006, TO
                           MAY 1, 2006 PROSPECTUS FOR

                        ALLIANCE VARIABLE UNIVERSAL LIFE

                                    ISSUED BY

                       KANSAS CITY LIFE INSURANCE COMPANY
                                     AND ITS
                 KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT

THIS SUPPLEMENT DESCRIBES THE ADDITION OF THE ACCELERATION OF DEATH PROCEEDS RIDER (ADP) AND THE ACCELERATED DEATH BENEFIT RIDER/TERMINAL ILLNESS RIDER (TIR) AS OPTIONAL BENEFITS TO YOUR VARIABLE LIFE INSURANCE CONTRACT (THE "CONTRACT") ISSUED BY KANSAS CITY LIFE INSURANCE COMPANY ("WE"). THIS SUPPLEMENT ALSO PROVIDES MORE INFORMATION ABOUT ANOTHER OPTIONAL BENEFIT, THE ACCELERATED DEATH BENEFIT/LIVING BENEFITS RIDER (LBR), THAT CURRENTLY IS OFFERED IN YOUR CONTRACT.

The following information has been added after "Accelerated Death Benefit/Living Benefits Rider" in the section "Summary Of The Contract-- Contract Benefits - Supplemental Benefits," of your prospectus:

    o   Acceleration of Death Proceeds Rider
    o   Accelerated Death Benefit/Terminal Illness Rider

The following information replaces the information under "Accelerated Death Benefit/Living Benefits Rider" in the subsection "Periodic Charges Other Than Portfolio Operation Expenses" under "Fee Table" in your prospectus:

--------------------------------------------------------------------------------------------------------------------
                              PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES
--------------------------------------------------------------------------------------------------------------------
       CHARGE                   WHEN CHARGE IS DEDUCTED                           AMOUNT DEDUCTED
                                                                   -------------------------------------------------
                                                                   GUARANTEED CHARGE           CURRENT CHARGE
--------------------------------------------------------------------------------------------------------------------
Accelerated Death              On payment of the                   $250 processing            $250 processing fee
Benefit/Living Benefits        Accelerated Death Benefit           fee
Rider
--------------------------------------------------------------------------------------------------------------------

The following information has been added after "Accelerated Death Benefit/Living Benefits Rider" in the subsection "Periodic Charges Other Than Portfolio Operation Expenses" under "Fee Table" in your prospectus:

--------------------------------------------------------------------------------------------------------------------
                              PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES
--------------------------------------------------------------------------------------------------------------------
       CHARGE                   WHEN CHARGE IS DEDUCTED                           AMOUNT DEDUCTED
                                                                 ---------------------------------------------------
                                                                 GUARANTEED CHARGE             CURRENT CHARGE
--------------------------------------------------------------------------------------------------------------------
Acceleration of Death
Proceeds Rider
--------------------------------------------------------------------------------------------------------------------
Minimum and Maximum            On rider's effective date         $0.03 - $15.00 per           $0.01 - $8.25 per
Charge                         and on each Monthly               $1000 of rider               $1,000 of rider
                               Anniversary Day                   coverage amount              coverage amount
                                                                 per month                    per month
--------------------------------------------------------------------------------------------------------------------
Charge for a 42 year-old       On rider's effective date         $0.11 per $1,000 of          $0.04 per $1,000 of
male Preferred Non-            and on each Monthly               rider coverage               rider coverage
Smoker and a Contract          Anniversary Day                   amount per month             amount per month
with a $400,000
Specified Amount during
the first Contract Year
--------------------------------------------------------------------------------------------------------------------
Accelerated Death
Benefit/Terminal Illness
Rider
--------------------------------------------------------------------------------------------------------------------
                               On payment of the                 $200 processing              Interest charge
                               Accelerated Death Benefit         fee, plus an interest        equal to
                                                                 charge equal to              A x i
                                                                 A x i                        -----
                                                                 -----                        1 + i
                                                                 1 + i
                                                                                              where "A" is the
                                                                 where "A" is the             accelerated death
                                                                 accelerated death            benefit and "i" is
                                                                 benefit and "i" is           the applicable loan
                                                                 the applicable loan          interest rate stated
                                                                 interest rate stated         in the Contract,
                                                                 in the Contract,             plus, if applicable, a
                                                                 plus, if applicable, a       loan repayment amount
                                                                 loan repayment amount.
--------------------------------------------------------------------------------------------------------------------

The bullet point "Accelerated Death Benefit/Living Benefits Rider" in the subsection "Supplemental and/or Rider Charges" under "Charges and Deductions" in your prospectus is replaced with the following:

   o Accelerated Death Benefit/Living Benefits Rider. We assess a $250 processing fee. We may waive this fee.

The following information has been added after "Accelerated Death Benefit/Living Benefits Rider" in the subsection "Supplemental and/or Rider Benefit Charges" under "Charges and Deductions" in your prospectus:

   o Acceleration of Death Proceeds Rider. We assess a monthly charge per $1,000 of rider coverage amount.

   o Accelerated Death Benefit /Terminal Illness Rider. We deduct a $200 processing fee and an interest charge from the accelerated death benefit payment. We may waive the $200 processing fee. We also will deduct a loan repayment amount from the accelerated death benefit payment.

The following information replaces the disclosure in the subsection "Accelerated Death Benefit/Living Benefits Rider (LBR)" under "Supplemental and/or Rider Benefits" in your prospectus:

ACCELERATED DEATH BENEFIT/LIVING BENEFITS RIDER (LBR)

Issue Ages: No restrictions

This rider provides you with the opportunity to receive an accelerated payment of all or part of the Contract's Death Benefit (adjusted to reflect present value and a processing fee). The rider provides two accelerated payment options:

    o TERMINAL ILLNESS OPTION. This option will be available if the Insured is diagnosed as terminally ill with a life expectancy of 12 months or less. When satisfactory evidence is provided, which includes a certification by a licensed physician, we will provide an accelerated payment of the portion of the Death Benefit you select as an Accelerated Death Benefit. For each $1,000 of benefit base, the monthly payment will be at least $85.21, which assumes annual interest of 5%. You may elect to receive monthly payments or a single lump sum payment of equivalent value. If the Insured dies before we have made all the payments, we will pay the Beneficiary in one sum the present value of the remaining payments, calculated at the interest rate we used to determine those payments.

   o   NURSING HOME OPTION. This option will be available if:

            o the Insured is receiving care in an eligible nursing home and has received such care continuously for the preceding six months;
               and
            o we receive certification by a licensed physician that the Insured is expected to remain in the nursing home until death.

       An eligible nursing home is an institution or special nursing unit of a hospital which meets at least one of the following requirements:

            o  Medicare approved as a provider of skilled nursing care services;
            o licensed as a skilled nursing home or as an intermediate care facility by the state in which it is located; or
            o  meets all the requirements listed below:

               o licensed as a nursing home by the state in which it is located;
               o main function is to provide skilled, intermediate, or custodial nursing care;
               o engaged in providing continuous room and board accommodations to 3 or more persons;
               o under the supervision of a registered nurse (RN) or licensed practical nurse (LPN);
               o  maintains a daily medical record of each patient; and
               o  maintains control and records for all medications dispensed.

       Institutions which primarily provide residential facilities do not qualify as eligible nursing homes.

       For each $1,000 of benefit base, the monthly payment will be at least the minimum amount shown in the table below:

-----------------------------------------------------------------------------
                            PAYMENT PERIOD IN     MINIMUM MONTHLY PAYMENT FOR
ATTAINED AGE OF INSURED            YEARS          EACH $1,000 OF BENEFIT BASE
-----------------------------------------------------------------------------
       64 and under                  10                      $10.50
-----------------------------------------------------------------------------

       65-67                          8                      $12.56
-----------------------------------------------------------------------------

       68-70                          7                      $14.02
-----------------------------------------------------------------------------

       71-73                          6                      $15.99
-----------------------------------------------------------------------------

       74-77                          5                      $18.74
-----------------------------------------------------------------------------

       78-81                          4                      $22.89
-----------------------------------------------------------------------------

       82-86                          3                      $29.80
-----------------------------------------------------------------------------

       87 and over                    2                      $43.64
-----------------------------------------------------------------------------

       With our consent, you may elect a longer payment period than shown in the table. If you do, we will reduce the monthly payments so that the present value of the monthly payments for the longer period is equal to the present value of the payments for the period shown in the table, calculated at an annual interest rate of at least 5%. We reserve the right to set a maximum monthly benefit of $5,000. If you do not wish to receive monthly payments, you may elect to receive a single sum of equivalent value.

AVAILABLE PROCEEDS. The available death benefit proceeds is the amount of proceeds available to be paid out under this rider. That amount is equal to the Death Benefit Proceeds payable under the Contract at the death of the Insured, adjusted for any Contract indebtedness. The amount excludes any term insurance from supplementary benefits or riders. You may elect to use all or part of your available death benefit proceeds under this rider, so long as the remaining available proceeds under your Contract equal at least $25,000. We reserve the right to limit the amount of available death benefit proceeds you place under this rider to $50,000.

We use the amount of available proceeds you elect to place under this rider to determine the benefit base. The benefit base is the value we use to calculate the monthly benefit payable. We will adjust the benefit base to account for a reduced life expectancy that recognizes the Insured's eligibility for the benefit. In addition, we will consider, when applicable: (i) expected future premiums; (ii) continued reduction in guaranteed charges; (iii) continued payment of any excess interest credited on values; and (iv) an expense charge of up to $250 for payment of the accelerated death benefit proceeds (we may waive this charge). The benefit base for monthly payments under the rider will at least equal the Cash Surrender Value of the Contract multiplied by the percentage of available proceeds placed under the option of the Accelerated Death Benefit/Living Benefits rider you elect.

EFFECT ON YOUR CONTRACT. If you use only a portion of your available proceeds under the rider, your Contract will remain in force. We will reduce premiums, values, and the amount of insurance in the same proportion as the reduction in available proceeds. Term insurance amounts provided by the supplement benefits or riders will not be affected.

If you use all of your available proceeds under this rider, all other benefits under the Contract based on the Insured's life will end.

CONDITIONS. Your right to receive payment under the terminal illness option or the nursing home option is conditioned on the following:

    o  your Contract must be in force and not have entered the grace period;
    o you must elect this option in writing in a form that meets our requirements;
    o  your Contract cannot be assigned except to us as security for a loan; and
    o  we may require you to sent us the Contract.

You are not eligible for this benefit if you are required by law to exercise this option (i) to satisfy the claims of creditors, whether in bankruptcy or otherwise, or (ii) to apply for, obtain, or retain a government benefit or entitlement.

TERMINATION. This rider terminates the earliest of:

    o  the date the Contract terminates for any reason;
    o  the date you cancel this rider;
    o  the date your Contract matures; or
    o the date you exercise a Paid-up Insurance benefit option, if any, in the Contract.

You may elect either the Accelerated Death Benefit/Living Benefits Rider or the Acceleration of Death Proceeds rider, but not both riders.

The following information has been added after "Accelerated Death Benefit/Living Benefits Rider (LBR)" under "Supplemental and/or Rider Benefits" in your prospectus:

ACCELERATION OF DEATH PROCEEDS RIDER (ADP)

Issue Ages: 20 - 70

This rider provides for payment of a portion of the Contract Death Proceeds Benefit prior to the death of the Insured. In addition to whatever medical underwriting is required for the issuance of the Contract, full medical underwriting is required for the ADP rider. The rider benefit is available to be paid to the Owner if the Insured qualifies for benefits under either, or both, of 2 triggers: (1) a confinement trigger that requires treatment in a qualified long term care facility continuously for 90 days, or (2) a chronic condition trigger that requires assistance with 2 of 6 activities of daily living (ADL) continuously for 90 days and requires the Insured to qualify as receiving care as defined in the ADP rider. Payments may be made under both triggers concurrently if the Insured qualifies under both triggers.

More specifically, you may elect the confinement trigger if:

A. the Insured is currently, and has been continuously for the preceding 90 days, confined in an eligible nursing home. The term "confined" requires that the Insured be residing in and receiving care in the eligible nursing home. An "eligible nursing home" is an institution or special nursing unit of a hospital that meets at least one of the following requirements:

       1)  approved as a Medicare provider of skilled nursing care services;
       2) licensed as a skilled nursing home or as an intermediate care facility by the state in which it is located; or
       3)  meets all of the requirements listed below:

               o licensed as a nursing home by the state in which it is located;
               o main function is to provide skilled or intermediate nursing care;
               o engaged in providing continuous room and board accommodations to 3 or more persons;

               o under the supervision of a registered nurse or licensed practical nurse;
               o  maintains a daily medical record of each patient; and
               o  maintains control and records for all medications dispensed.

Institutions that primarily provide residential facilities do not qualify as Eligible Nursing Homes; and

B. the Insured's confinement must be due to medical reasons that are verified by a licensed physician, as defined in the ADP rider.

You may elect the chronic trigger if the Insured has been certified within the last 12 months as having a condition resulting in:

    o being permanently unable to perform, without substantial assistance from another individual, at least two activities of daily living due to a loss of functional capacity; or
    o requiring substantial supervision to protect such Insured from threats to health and safety due to permanent severe cognitive impairment, as defined in the ADP rider.

To qualify for a chronic condition, the Insured must be receiving health care assistance, as defined in the ADP rider, at least two times a week.

The activities of daily living are:

    o Bathing - Washing oneself by sponge bath or in either a tub or shower, including the task of getting into and out of the tub or shower.
    o Continence - The ability to maintain control of bowel and bladder function; or when unable to maintain control of bowel or bladder function, the ability to perform associated personal hygiene (including caring for catheter or colostomy bag).
    o Dressing - Putting on and taking off all items of clothing and any necessary braces, fasteners or artificial limbs.
    o Eating - Feeding oneself by getting food into the body from a receptacle or by a feeding tube or intravenously.
    o Toileting - Getting to and from the toilet, getting on and off the toilet, and performing associated personal hygiene.
    o  Transferring - Moving into or out of a bed, chair or wheelchair.

There are five conditions associated with your right to receive payment under the ADP rider. First, you must elect a trigger in writing and provide initial and ongoing evidence of qualification in a form acceptable to us. Second, your Contract must be in force and not be in the grace period. Third, we must receive the approval of any assignee or irrevocable beneficiary under your Contract. Fourth, we have the right to seek a second medical opinion as to a chronic condition the Insured may have or the medical necessity of nursing home confinement. We will pay for any second medical opinion we seek. Fifth, we will only make the accelerated death benefit proceeds available to you on a voluntary basis. Accordingly, you are not eligible for this benefit if (i) you are required by law to exercise this option to satisfy the claims of creditors, whether in bankruptcy or otherwise, and (ii) you are required by a government agency to exercise this option in order to apply for, obtain, or retain a government benefit or entitlement.

You may elect to receive benefit payments monthly or in a lump sum.

The monthly benefit payment and lump sum payable for each trigger are set at issue and shown on the contract data page. These amounts are the maximum payout amounts when the Insured qualifies for benefits. The Benefit Base is shown on the contract data page and is the maximum total payout amount for this rider. The Benefit Base, however, may not cover all of the Insured's long-term expenses during the payout period. Please note that the total accelerated death benefits payable under all contracts or riders on the life a single insured can never exceed $350,000 regardless of the number or sizes of the contracts or riders in force.

Changes in your Contract's Specified Amount may affect the Benefit Base. If you reduce your Specified Amount while the rider is in force, we may reduce the Benefit Base under the ADP rider. Automatic periodic increases in Specified Amount will increase the Benefit Base by the same percentage as the increase in the Specified Amount, up to maximum Benefit Base. The Benefit Base cannot exceed 90% of your Contract's Specified Amount.

We will assess a monthly charge for the ADP rider. The cost of insurance rates for the ADP rider will not exceed the rates shown in the Table of Guaranteed Maximum Monthly Cost of Acceleration of Death Proceeds Rates per $1,000 found in the rider. The cost of insurance rate multiplied by the Benefit Base divided by the Specified Amount of the Contract is added to the Insured's cost of insurance rate for the Contract. The cost of insurance rates for the ADP rider vary based on the Insured's age, gender, and risk class, the number of completed Contract years, and Specified Amount. We will continue to assess the monthly charge for the ADP rider during any period we make benefit payments under the rider.

If you elect the ADP rider, you may be deemed to have received a distribution for tax purposes each time we make a deduction from your Contract Value to pay the rider charges. You should consult a tax adviser with respect to these charges.

This rider has an elimination period. That is, both the confinement and the chronic condition triggers require the corresponding condition to be met for 90 continuous days before monthly benefit payments will be made. After the elimination period and the requirements of the rider have been satisfied, monthly benefit payments can begin or the lump sum payment may be elected. If the Death Benefit option on your Contract is Option B or Option C when benefits become payable, we will automatically change the Death Benefit Option to Option
A. The new Option A Specified Amount will be the Specified Amount as described in the Contract's option change provision. The ADP rider will not cover the Insured's expenses during the elimination period.

If your Contract has an outstanding loan balance at the time benefits are paid, we will deduct a portion from the benefit payment to reduce the loan balance. We consider the amount deducted from the benefit payment to be applied to the loan to be part of the benefit payment.

The monthly benefit payments will stop at the request of the Owner, when the Insured is no longer eligible to receive benefits under this rider, the date the maximum accelerated benefit amount is paid, the date the Contract terminates or matures, or the date you exercise a Paid-up Insurance Benefit option, if any, in the Contract.

A permanent lien will be placed on the Contract when benefits are paid. The lien equals the total of the accelerated death benefit payments made, including any amounts used to repay a Contract loan. On the date the lien is exercised, we will reduce (i) the Specified Amount by the amount of the lien, (ii) your Contract Value by an amount equal to the lien multiplied by the ratio of Contract Value to the Specified Amount of the Contract, (iii) the Benefit Base by the amount of the lien, and (iv) the surrender charges in proportion to the reduction in Specified Amount. Thus, payments under the ADP rider will reduce the amount available on death, maturity, or surrender of the Contract. After the lien is exercised, there will be no further lien against the Contract.

You may cancel this rider at any time. The cancellation will be effective on the Monthly Anniversary Day or on the next following Monthly Anniversary Day we receive your Written Request. Accelerated death benefit payments under the ADP rider may adversely affect your eligibility for public assistance programs such as medical assistance (Medicaid) or other government benefits.

Adding the ADP rider to your Contract or electing to receive benefits under the rider may have adverse tax consequences.

Under some circumstances, the benefits you receive under the ADP rider may be excludible in whole or in part from your income for Federal tax purposes. In some cases, in order to exclude benefits under the ADP rider from income, it may be necessary to obtain a certification by a physician that the Insured has an illness or physical condition which can reasonably be expected to result in death within 24 months or less after the date of certification, or by a licensed health care practitioner that the Insured is chronically ill. The rules governing the requirements for exclusion and the extent of the exclusion are quite complex and you should consult a tax adviser before requesting benefits under the ADP rider to determine whether and to what extent they may be excludible from income.

YOU SHOULD CONSULT A TAX ADVISER BEFORE ADDING THE ADP RIDER TO YOUR CONTRACT OR ELECTING TO RECEIVE BENEFITS UNDER THE ADP RIDER, AND TO DETERMINE WHAT, IF ANY, PORTION OF BENEFITS RECEIVED UNDER THE ADP RIDER MAY BE EXCLUDIBLE FROM INCOME FOR TAX PURPOSES.

Your rider contains more information about the ADP. Please read it carefully.

THE CONTRACT DOES NOT PAY OR REIMBURSE EXPENSES INCURRED FOR SERVICES OR ITEMS THAT ARE REIMBURSABLE UNDER TITLE XVIII OF THE SOCIAL SECURITY ACT OR WOULD BE SO REIMBURSABLE BUT FOR THE APPLICATION OF A DEDUCTIBLE OR COINSURANCE AMOUNT.

You may elect either the ADP rider or the Accelerated Death Benefit/Living Benefits rider but not both riders. If you elect the ADP rider, you may elect the Accelerated Death Benefit/Terminal Illness rider.

ACCELERATED DEATH BENEFIT/ TERMINAL ILLNESS RIDER (TIR)

Issue Ages: No restrictions

This rider will pay the accelerated death benefit payment amount if the Insured is diagnosed, as having a terminal illness by a physician after the effective date and while this rider is in force. A terminal illness is defined as any non-correctable medical condition, which, in the physician's best medical judgment, will result in the Insured's death within twelve months from the date of the physician's certification. Adding this rider to your Contract or electing to receive benefits under the rider may have adverse tax consequences. You should consult a tax adviser before adding the rider to your Contract or electing to receive benefits under the rider.

The accelerated death benefit is the amount you request when you submit a claim under this rider. The maximum benefit is 50% of the Specified Amount of your Contract at the time you submit your request. We reserve the right to require the following:

(1) that the minimum benefit amount be 10% of the Specified Amount in your Contract;
(2)  that the accelerated death benefit not exceed $250,000; and
(3) that the remaining Specified Amount (after adjustments) in your Contract be at least $10,000.

The amount we pay under this benefit is equal to the accelerated death benefit less:

    o  a $200 processing fee (we may waive this fee);
    o  an interest charge; and
    o  any loan repayment amount.

                                      A x i
The interest rate charge is equal to  -----
                                      1 + i

where "A" is the accelerated death benefit and "i" is the loan interest rate stated in your Contract.

The loan repayment amount equals the outstanding loan at the time the claim is paid times the accelerated death benefit percentage. The accelerated death benefit percentage varies with your Death Benefit Coverage Option.

For Contracts with Death Benefit Coverage Option A, the accelerated death benefit percentage is equal to B divided by C. For Contracts with Death Benefit Coverage Option B, the accelerated death benefit percentage is equal to B divided by the sum of C and D. This rider is not available with Death Benefit Option C. For purposes of calculating the accelerated death benefit percentage:

"B" is the accelerated death benefit;

"C" is your Contract's Specified Amount at the time we pay the accelerated death benefit; and

"D" is your Contract Value at the time we pay the accelerated death benefit.

You may only elect the accelerated death benefit one time. Irrevocable beneficiaries must consent in writing to the payment of accelerated death benefit. We reserve the right to require that any assignee or credit beneficiary consent in writing to payment of the accelerated death benefit.

If we pay the accelerated death benefit, your Contract's Specified Amount, Contract Value and surrender charges, if any, will be reduced by the amount of the accelerated death benefit percentage.

You may claim the accelerated death benefit by forwarding to us a completed claim form, executed by you, and a physician's certification satisfactory to us. We may request additional medical information, and may require that the Insured be examined by a physician of our choice and at our expense.

The Accelerated Death Benefit/Terminal Illness rider will terminate on the earliest of:

(1)  the date your Contract terminates;
(2)  the date we pay an accelerated death benefit;
(3)  the date you cancel this rider; or
(4)  the date your Contract matures.

                                    * * * * *

This supplement should be retained with your prospectus for future reference. If you have any questions or would like to request a current prospectus, please contact Kansas City Life's Home Office at (800) 616-3670.

Incorporated herein by reference is the Prospectus and Statement of Additional Information dated May 1, 2006 which is part of Post-Effective Amendment No. 6 to the Registration Statement on Form N-6 for Kansas City Life Variable Life Separate Account filed with the Securities and Exchange Commission on May 1, 2006 (File No. 333-49000).

                                     PART C

                                OTHER INFORMATION

Item 26. Exhibits

(a)   Board of Directors Resolutions.

           Resolution of the Board of Directors of Kansas City Life Insurance Company establishing the Kansas City Life Variable Life Separate Account (1)

(b)   Custodian Agreements. Not Applicable.

(c)   Underwriting Contracts.

      1) Distribution Agreement between Kansas City Life Insurance Company and Sunset Financial Services, Inc. (2)

      2)   Schedule of Sales Commissions (3)

(d)   Contracts.

      1)   Specimen Contract Form (8)

      2)   Additional Life Insurance Rider (8)

      3)   Guaranteed Minimum Death Benefit Rider (8)

      4)   Other Insured Term Insurance (8)

      5)   Temporary Life Insurance Agreement (2)

      6)   Disability Continuance of Insurance (2)

      7)   Disability Premium Benefit Rider (2)

      8)   Accidental Death Benefit (2)

      8)   Option to Increase Specified Amount (2)

      9)   Spouse's Term Insurance (2)

      10)  Children's Term Insurance Rider (2)

      11)  Maturity Extension Rider (8)

      12)  Accelerated Death Benefit / Living Benefits Rider (5)

      13)  Lifetime Guaranteed Minimum Death Benefit Rider (8)

      14)  Monthly Benefit Rider (9)

      15)  Acceleration of Death Proceeds Rider (10)

      16)  Accelerated Death Benefit/Terminal Illness Rider (10)

(e)   Applications.

           Application Form (1)

(f)   Depositor's Certificate of Incorporation and By-Laws.

      1)   Articles of Incorporation of Bankers Life Association of Kansas
           City (1)

      2) Restated Articles of Incorporation of Kansas City Life Insurance Company (1)

      3)   By-Laws of Kansas City Life Insurance Company (1)

(g)   Reinsurance Contracts. NA

(h)   Participation Agreements.

  1. Participation Agreement between Kansas City Life Insurance Company, MFS Variable Insurance Trust, and Massachusetts Financial Services Company
         (1)

  2. Participation Agreement between Kansas City Life Insurance Company, TCI Portfolios, Inc. and Investors Research Corporation (1)

  3. Participation Agreement between Kansas City Life Insurance Company, Insurance Management Series, and Federated Securities Corp, Federated American Leaders Fund II, Federated High Income Fund II and Federated Prime Money Fund II. (1)

  4. Participation Agreement between Kansas City Life Insurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., and The Dreyfus Life and Annuity Index Fund, Inc. (3)

  5. Participation Agreement between Kansas City Life Insurance Company and J.P. Morgan Series Trust II (6)

  6. Participation Agreement between Kansas City Life Insurance Company and each of Calamos Advisors Trust, Calamos Asset Management, Inc. and Calamos Financial Services, Inc. (6)

  7. Form of Participation Agreement between Kansas City Life Insurance Company and each of Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. (7)

  8. Amendment to Participation Agreement between Kansas City Life Insurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund) (6)

  9. Participation Agreement between Kansas City Life Insurance Company, Insurance Management Series, and Federated Securities Corp, Federated International Small Company Fund II. (7)

 10. Form of Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and Kansas City Life Insurance Company.
         (7)

 11. Form of Fund Participation Agreement between Kansas City Life Insurance Company, Seligman Portfolios, Inc., and Seligman Advisors, Inc. (7)

(i)   Administrative Contracts. Not Applicable.

(j)   Other Material Contracts. Not Applicable.

(k)   Legal Opinion.

      1) Opinion and Consent of William A. Schalekamp, Esq. as to the legality of the securities being registered (3)

(l)   Actuarial Opinion. NA

(m)   Calculations. NA

(n)   Other Opinions.

      1)   Consent of KPMG LLP*

      2)   Consent of Sutherland Asbill & Brennan LLP*

(o)  Omitted Financial Statements. Not Applicable.

(p)  Initial Capital Agreements. Not Applicable.

(q) Redeemability Exemption. Memorandum describing issuance, transfer and redemption procedures. (8)

-------------
*       filed herewith

(1) Incorporated herein by reference to the Registration Statement on Form S-6 for Kansas City Life Variable Life Separate Account filed with the Securities and Exchange Commission on August 2, 1995 (File No. 033-95354).

(2) Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Kansas City Life Variable Annuity Separate Account filed with the Securities and Exchange Commission on August 25, 1995 (File No. 033-89984).

(3) Incorporated herein by reference to the Registration Statement on Form S-6 for Kansas City Life Variable Life Separate Account filed with the Securities and Exchange Commission on April 18, 1997 (File No. 033-95354).

(4) Incorporated herein by reference to Post-Effective Amendment No. 3 of the Registration Statement on Form S-6 for Kansas City Life Variable Life Separate Account filed with the Securities and Exchange Commission on April 30, 1998 (File No. 033-95354).

(5) Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form S-6 for Kansas City Life Variable Life Separate Account filed with the Securities and Exchange Commission on January 29, 1999 (File No. 033-95354).

(6) Incorporated herein by reference to the Registration Statement on Form S-6 for Kansas City Life Variable Life Separate Account filed with the Securities and Exchange Commission on April 19, 1999 (File No. 033-95354).

(7) Incorporated herein by reference to the Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 for Kansas City Life Variable Annuity Separate Account filed with the Securities and Exchange Commission on August 28, 2000 (File No. 033-89984).

(8) Incorporated herein by reference to the Registration Statement on Form S-6 for Kansas City Life Variable Life Separate Account filed with the Securities and Exchange Commission on October 31, 2000 (File No. 333-49000).

(9) Incorporated herein by reference to the Post-Effective Amendment No. 5 to the Registration Statement on Form N-6 for Kansas City Life Variable Life Separate Account filed with the Securities and Exchange Commission on May 2, 2005 (File No. 333-49000).

(10) Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-6 for Kansas City Life Variable Life Separate Account filed with the Securities and Exchange Commission on August 31, 2006 (File No. 33-95354).

Item 27. Directors and Officers of the Depositor

         NAME AND PRINCIPAL BUSINESS ADDRESS*                     POSITION AND OFFICES WITH DEPOSITOR
         ------------------------------------                     -----------------------------------
R. Philip Bixby .......................................    Director, Chairman of the Board, President and CEO
Tracy W. Knapp ........................................    Director, Senior Vice President, Finance
Charles R. Duffy, Jr. .................................    Senior Vice President, Operations
William A. Schalekamp .................................    Director, Vice President, General Counsel and Secretary
Mark A. Milton                                             Senior Vice President, Actuary
Brent C. Nelson                                            Vice President and Controller
Walter E. Bixby........................................    Director, Vice Chairman of the Board
Mary M. McCalla .......................................    Treasurer
Daryl D. Jensen .......................................    Director
Nancy Bixby Hudson ....................................    Director
Webb R. Gilmore .......................................    Director
Warren J. Hunzicker, M.D. .............................    Director
Richard L. Finn .......................................    Director
Bradford T. Nordholm ..................................    Director
Larry Winn, Jr. .......................................    Director
William R. Blessing ...................................    Director
Cecil R. Miller........................................    Director
Michael Braude.........................................    Director
Kathleen Ann Hunzicker, M.D. ..........................    Vice President and Medical Director
Robert J. Milroy ......................................    Vice President, Underwriting and New Business
David A. Laird ........................................    Assistant Vice President, Assistant Controller

--------------------------------------------------------------------------------

* The principal business address for each officer and director is 3520 Broadway, Kansas City, Missouri 64111-2565.

Item 28. Persons Controlled by or Under Common Control With the Depositor or Registrant

NAME                                               JURISDICTION         PERCENT OF VOTING SECURITIES OWNED
----                                               ------------         ----------------------------------
Sunset Life Insurance Company of America             Missouri           Ownership of all   voting securities by
                                                                        depositor
Sunset Financial Services, Inc.                     Washington          Ownership of all   voting securities by
                                                                        Sunset Insurance   Company of America
KCL Service Company                                   Missouri          Ownership of all   voting securities by
                                                                        depositor
Old American Insurance Company                        Missouri          Ownership of all   voting securities by
                                                                        depositor
Kansas City Life Financial Group, Inc.                Missouri          Ownership of all   voting securities by
                                                                        depositor

Item 29. Indemnification

The By-Laws of Kansas City Life Insurance Company provide, in part, in Article
XII:

     1. The Company shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit, or proceeding, whether civil, criminal, administrative or investigative, other than an action by or in the right of the Company, by reason of the fact that he or she is or was a Director, Officer or employee of the Company, or is or was serving at the request of the Company as a Director, Officer or employee of another company, partnership, joint venture, trust or other enterprise, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her in connection with such action, suit or proceeding if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Company, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Company, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

     2. The Company shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the company to procure a judgment in its favor by reason of the fact that he or she is or was a director, officer or employee of the company, or is or was serving at the request of the company as a director, officer or employee of another company, partnership, joint venture, trust or other enterprise against expenses, including attorneys' fees, actually and reasonably incurred by him or her in connection with the defense or settlement of the action or suit if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the company; except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his or her duty to the company unless and only to the extent that the court in which the action or suit was brought determines upon application that, despite the adjudication of liability and in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such expenses which the court shall deem proper.

     3. To the extent that a Director, Officer or employee of the Company has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in Sections 1 and 2 of this Article, or in defense of any claim, issue or matter therein, he or she shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him or her in connection with the action, suit or proceeding.

     4. Any indemnification under Sections 1 and 2 of this Article, unless ordered by a court, shall be made by the Company only as authorized in the specific case upon a determination that indemnification of the director, Officer or employee is proper in the circumstances because he or she has met the applicable standard of conduct set forth in this Article. The determination shall be made by the Board of Directors of the Company by a majority vote of a quorum consisting of Directors who were not parties to the action, suit or proceeding, or, if such a quorum is not obtainable, or, even if obtainable a quorum of disinterested Directors so directs, by independent legal counsel in a written opinion, or by the Stockholders of the Company.

     5. Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Company in advance of the final disposition of the action, suit or proceeding as authorized by the Board of Directors in the specific case up on receipt of an undertaking by or on behalf of the Director, Officer or employee to repay such amount unless it shall ultimately be determined that he or she is entitled to be indemnified by the Company as authorized in this Article.

     6. The indemnification provided by this Article shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under the Articles of Incorporation or Bylaws, or any agreement, vote of Stockholders or disinterested Directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer or employee and shall inure to the benefit of the heirs, executors and administrators of such a person.

     7. The Company shall have the power to give any further indemnity, in addition to the indemnity authorized or contemplated under this Article, including subsection 6, to any person who is or was a

Director, Officer, employee or agent of the Company, or to any person who is or was serving at the request of the Company as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, provided such further indemnity is either (i) authorized, directed, or provided for in the Articles of Incorporation of the Company or any duly adopted amendment thereof or (ii) is authorized, directed, or provided for in any bylaw or agreement of the Company which has been adopted by a vote of the Stockholders of the Company, and provided further that no such indemnity shall indemnify any person from or on account of such person's conduct which was finally adjudged to have been knowingly fraudulent, deliberately dishonest, or willful misconduct. Nothing in this paragraph shall be deemed to limit the power of the Company under subsection 6 of this Bylaw to enact Bylaws or to enter into agreement without Stockholder adoption of the same.

     8. The Company may purchase and maintain insurance on behalf of any person who is or was a Director, Officer, employee or agent of the Company, or is or was serving at the request of the Company as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him or her and incurred by him or her in any such capacity, or arising out of his or her status as such, whether or not the Company would have the power to indemnify him or her against such liability under the provisions of this Article.

     9. For the purpose of this Article, references to "the Company" include all constituent corporations absorbed in a consolidation or merger as well as the resulting or surviving corporation so that any person who is or was a Director, Officer, employee or agent of such constituent corporation or is or was serving at the request of such constituent corporation as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise shall stand in the same position under the provisions of this Article with respect to the resulting or surviving corporation as he or she would if he or she had served the resulting or surviving corporation in the same capacity.

     10. For purposes of this Article, the term "other enterprise" shall include employee benefit plans; the term "fines" shall include any excise taxes assessed on a person with respect to an employee benefit plan; and the term "serving at the request of the Company" shall include any service as a Director, Officer or employee of the Company which imposes duties on, or involves services by, such Director, Officer or employee with respect to an employee benefit plan, its participants, or beneficiaries; and a person who acted in good faith and in a manner he or she reasonable believed to be in the interest of the participants and beneficiaries of an employee benefit plan shall be deemed to have acted in a manner "not opposed to the best interests of the Company" as referred to in this Article.

     11. Any Director, Officer or employee of the Company shall be indemnified under this Article for any act taken in good faith and upon reliance upon the books and records of the Company, upon financial statements or other reports prepared by the Officers of the Company, or on financial statements prepared by the Company's independent accountants, or on information or documents prepared or provided by legal counsel to the Company.

     12. To the extent that the indemnification of Officers, Directors or employees as permitted under Section 351.355 (as amended or superseded) of The General and Business Corporation Law of Missouri, as in effect from time to time, provides for greater indemnification of those individuals than the provisions of this Article XII, then the Company shall indemnify its Directors, Officers, employees as provided in and to the full extent allowed by Section 351.355.

     13. The indemnification provided by this Article shall continue as to a person who has ceased to be a Director or Officer of the Company and shall inure to the benefit of the heirs, executors, and administrators of such a person. All rights to indemnification under this Article shall be deemed to be provided by a contract between the Company and the person who serves in such capacity at any time while these Bylaws and other relevant provisions of the applicable law, if any, are in effect. Any repeal or modification thereof shall not affect any rights or obligations then existing.

     14. If this Article or any portion or provision hereof shall be invalidated on any ground by any court of competent jurisdiction, then the Company shall nevertheless indemnify each person entitled to indemnification pursuant too this Article to the full extent permitted by any applicable portion of this Article that shall not have been invalidated, or to the fullest extent provided by any other applicable law.

     Missouri law authorizes Missouri corporations to provide indemnification to directors, officers and other persons.

     Kansas City Life owns a directors and officers liability insurance policy covering liabilities that directors and officers of Kansas City Life and its subsidiaries and affiliates may incur in acting as directors and officers.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriter

(a) Other Activity. In addition to Kansas City Life Variable Life Separate Account, Sunset Financial Services, Inc. is the principal underwriter for policies offered by Kansas City Life Insurance Company through Kansas City Life Variable Annuity Separate Account.

(b) Management. The directors and principal officers of Sunset Financial Services, Inc. are as follows:

NAME AND PRINCIPAL               POSITIONS AND OFFICES
BUSINESS ADDRESS*                WITH SUNSET FINANCIAL SERVICES, INC.
------------------               ------------------------------------
Bruce Oberdling                  President, Director
Gary K. Hoffman                  Secretary, Director
Brent C. Nelson                  Treasurer
Walter E. Bixby                  Director
Charles R. Duffy, Jr.            Director
R. Philip Bixby                  Chairman of the Board and Director
Kelly T. Ullom                   Vice President
Donald E. Krebs                  Vice President, Director
Susanna J. Denney                Vice President
Janice L. Brandt                 Assistant Vice President
Kim Kirkman                      Assistant Vice President

----------

* The Principal business address of all of the persons listed above is P.O. Box 219365, Kansas City, Missouri, 64121-9365.

(c) Compensation From the Registrant. The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

     (1)                   (2)                      (3)                    (4)                   (5)
   NAME OF           NET UNDERWRITING
  PRINCIPAL            DISCOUNTS AND           COMPENSATION ON           BROKERAGE               OTHER
 UNDERWRITER            COMMISSIONS              REDEMPTION             COMMISSIONS           COMPENSATION
 -----------         ----------------          ---------------          -----------           ------------
Sunset Financial          $0.00                     None                    N/A                    N/A
 Services, Inc.

Item 31. Location of Accounts and Records

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Kansas City Life Insurance Company at 3520 Broadway, Kansas City, Missouri 64111-2565.

Item 32. Management Services

All management contracts are discussed in Part A or Part B.

Item 33. Fee Representation

Kansas City Life Insurance Company represents that the aggregate charges under the Policies are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Kansas City Life Variable Life Separate Account, has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Kansas City and the State of Missouri on the 28th day of August.

                                             Kansas City Life Variable Life
                                             Separate Account

                                             ------------------------------
                                             Registrant
(SEAL)

                                             Kansas City Life Insurance Company

                                             ----------------------------------
                                             Depositor

Attest: -----------------------------        By: -------------------------------
William A. Schalekamp                        R. Philip Bixby, President, CEO and
                                             Chairman of the Board

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature                            Title                                    Date
/s/ R. Philip Bixby                  Director, President, Chairman            August 28, 2006
--------------------------           of the Board, President and CEO
R. Philip Bixby

/s/ Brent C. Nelson                  Vice President and Controller            August 28, 2006
--------------------------           (Principal Accounting Officer)
Brent C. Nelson

/s/ Walter E. Bixby                  Director, Vice Chairman of the           August 28, 2006
--------------------------           Board
Walter E. Bixby

/s/ Daryl D. Jensen                  Director                                 August 28, 2006
--------------------------
Daryl D. Jensen

/s/ William A. Schalekamp            Director                                 August 28, 2006
--------------------------
William A. Schalekamp

/s/ Tracy W. Knapp                   Senior Vice President, Finance
--------------------------           Director                                 August 28, 2006
Tracy W. Knapp

/s/ Webb R. Gilmore                  Director                                 August 28, 2006
--------------------------
Webb R. Gilmore

--------------------------           Director                                 August 28, 2006
Warren J. Hunzicker, M.D.

/s/ Richard L. Finn                  Director                                 August 28, 2006
--------------------------
Richard L. Finn

/s/ Bradford T. Nordholm             Director                                 August 28, 2006
--------------------------
Bradford T. Nordholm

/s/ E. Larry Winn, Jr.               Director                                 August 28, 2006
--------------------------
E. Larry Winn, Jr.

/s/ Nancy Bixby Hudson               Director                                 August 28, 2006
--------------------------
Nancy Bixby Hudson

/s/ William R. Blessing              Director                                 August 28, 2006
--------------------------
William R. Blessing

/s/ Cecil R. Miller                  Director                                 August 28, 2006
--------------------------
Cecil R. Miller

/s/ Michael Braude                   Director                                 August 28, 2006
--------------------------
Michael Braude